UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess, President
                                         Advisors Series Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

Wasmer Schroeder High Yield Municipal Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY COLCHESTER TRUST                                                                   Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316176106
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FTCXX
            ISIN:  US3161761065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 08/18/2016